Related Party Balances and Transactions	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 10 – RELATED PARTY BALANCES AND TRANSACTIONS

The Company utilizes the shipping carrier account of a related entity, owned 50% by the Company’s current chief executive officer and principal stockholder for its inbound and outbound shipping needs. The related entity bills the Company for the direct cost of the shipping charges plus a 10% fee. The total amount incurred and paid to the related entity during the nine months ended July 31, 2022 and 2021 was $288,731 and $121,008, respectively, which is included in cost of goods sold in the accompanying unaudited consolidated statement of operations. There were no amounts due to this related party for these services as of July 31, 2022 and October 31, 2021.

See also related party convertible note in Note 5 – March 2021 Note III – Related Party.

See consulting agreement in Note 12 – Consulting Agreement – Related Party

NOTE 11 – RELATED PARTY TRANSACTIONS

The Company utilizes the shipping carrier account of a related entity, owned 50% by the Company’s current chief executive officer and principal stockholder for its inbound and outbound shipping needs. The related entity bills the Company for the direct cost of the shipping charges plus a 10% fee. The total amount incurred and paid to the related entity during the ten months ended October 31, 2021 was $153,165 and was $117,310 for the year ended December 31, 2020, which is included in cost of goods sold on the statement of operations. There were no amounts due to this related party for these services as of October 31, 2021 and December 31, 2020.

See disposal of the RTD Business with related party in Note 3 – Acquisition of Home Bistro Holdings and Disposal of the Discontinued Operations of the RTD Business.

See related party convertible note in Note 5 – March 2021 Note III – Related Party.

See consulting agreement in Note 14 – Consulting Agreement – Related Party